Convertible Preferred Shares - Summary of Accretion to Carrying Value of Series B, B-1 and B-2 Convertible Preferred Shares (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Activity In Gold Bullion [Line Items]
Convertible Preferred Shares, Accretion to the Carrying Value			$ 55	$ 1,147	$ 2,513
Series B Convertible Preferred Shares [Member]
Summary Activity In Gold Bullion [Line Items]
Convertible Preferred Shares, First Possible Redemption Date			Jun. 19, 2011
Convertible Preferred Shares, Accretion to the Carrying Value			0	444	905
Series B Issued Upon Exercise of Warrant [Member]
Summary Activity In Gold Bullion [Line Items]
Convertible Preferred Shares, First Possible Redemption Date			Jun. 19, 2011
Convertible Preferred Shares, Accretion to the Carrying Value			0	26	55
Series B-1 Convertible Preferred Shares [Member]
Summary Activity In Gold Bullion [Line Items]
Convertible Preferred Shares, First Possible Redemption Date			Jun. 19, 2011
Convertible Preferred Shares, Accretion to the Carrying Value			0	623	1,274
Series B-2 Convertible Preferred Share [Member]
Summary Activity In Gold Bullion [Line Items]
Convertible Preferred Shares, First Possible Redemption Date	Jan. 01, 2014		Jun. 01, 2013
Convertible Preferred Shares, Accretion to the Carrying Value	$ 23	$ 42	$ 55	$ 54	$ 279